Leases - Schedule of Lease Term and Discount Rate (Details)	Mar. 31, 2022
Leases [Abstract]
Operating lease, weighted average remaining lease term	22 days 2 hours
Finance lease, weighted average remaining lease term	2 days 14 hours
Operating lease, weighted average discount rate	6.40%
Finance lease, weighted average discount rate	10.20%